Fair Value Measurements	12 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

22. Fair Value Measurements

ASC Topic 820 Fair Value Measurements and Disclosures defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly, hypothetical transaction between market participants at the measurement date. ASC Topic 820 establishes a three-tier value hierarchy of fair value measurement based upon the whether the inputs to that measurement are observable or unobservable. Observable inputs reflect data obtained from independent sources while unobservable inputs reflect the Company’s market assumptions. ASC Topic 820 prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Includes other inputs that are directly or indirectly observable in the marketplace. Observable inputs, other than Level 1 quoted prices for similar instruments in active markets; quoted prices for similar or identical instruments in markets that are not active; and valuations using models in which all significant inputs are observable in active markets.

Level 3 — Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC Topic 820, assets and liabilities are to be measured based on the following valuation techniques:

Market approach — Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

Income approach — converting the future amounts based on the market expectations to its present value using the discounting methodology.

Cost approach — Replacement cost method.

The valuation techniques used by the Company to measure and report the fair value of certain financial assets and liabilities on a recurring basis are as follows;

Foreign exchange derivative contracts

The Company enters into foreign exchange option contracts to hedge fluctuations in foreign exchange rates for recognized balance sheet items such as foreign exchange term loans. The Company mitigates the credit risk of these foreign exchange option contracts by transacting with highly rated counterparties which are major banks. The Company uses valuation models to determine the fair value of the foreign exchange option contracts. The inputs considered include the theoretical value of a call option, the underlying spot exchange rate as of the balance sheet date, the contracted price of the respective option contract, the term of the option contract, the implied volatility of the underlying foreign exchange rates and the risk-free interest rate as of the balance sheet date. The techniques and models incorporate various inputs including the credit worthiness of counterparties, foreign exchange spot and forward rates, interest rate yield curves, forward rate yield curves of the underlying option contracts. The Company classifies the fair value of these foreign exchange option contracts in Level 2 because the inputs used in the valuation model are observable in active markets over the term of the respective option contracts.

	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
	2019	(Level 1)	(Level 2)	(Level 3)
Description
	(In million)
Assets
Non-Current assets
Fair valuation of swaps and options (INR)	2,220	—	2,220	—
Total assets (INR)	2,220	—	2,220	—
Total assets (US$)	32.1	—	32.1	—

	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
	2019	(Level 1)	(Level 2)	(Level 3)
Description
	(In million)
Liabilities
Current liabilities
Fair valuation of swaps and forward (INR)	185	—	185	—
Total Liabilities (INR)	185	—	185	—
Total Liabilities (US$)	2.7	—	2.7	—

	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Description
	(In million)
Assets
Current assets
Forward exchange derivative contracts (INR)	668	—	668	—
Forward exchange option contracts (INR)	4	—	4	—
Non-current assets
Fair valuation of swaps and options (INR)	6,177	—	6,177	—
Forward exchange derivative contracts (INR)	115	—	115	—
Total assets (INR)	6,964	—	6,964	—
Total assets (US$)	92.4	—	92.4	—

	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Description
	(In million)
Non-current liabilities
Other Liabilities
Fair valuation of swaps and forward (INR)	29	—	29	—
Total Liabilities (INR)	29	—	29	—
Total Liabilities (US$)	0.4	—	0.4	—

The carrying amount of cash and cash equivalents, including restricted cash, accounts receivable, accounts payables, and other current financial assets and liabilities approximate their fair value largely due to the short-term maturities of these instruments and are classified as level 2. There have been no transfers between categories during the current year.

The carrying value and fair value of the Company’s fixed rate project financing term loans is as follows:

	As of March 31,
	2019
	Carrying Value	Fair Value *
	(INR)	(INR)	US$
	(In million)
Fixed rate project financing loans:
Foreign currency loans	38,422	38,657	559.0
Indian rupee loans	2,586	2,531	36.6

	As of March 31,
	2020
	Carrying Value	Fair Value *
	(INR)	(INR)	US$
	(In million)
Fixed rate project financing loans:
Foreign currency loans	66,428	61,856	820.5
Indian rupee loans	3,445	3,398	45.1

The Company uses the yield method to estimate the fair value of fixed rate loans using interest rate change as an input. The carrying amount of the Company’s variable rate project financing terms loans approximate, their fair values due to their variable interest rates.

The carrying value and fair value of the Company’s investment in the Bank of Mauritius notes, classified as held to maturity securities is as follows:

	As of March 31,
	2020
	Carrying Value	Fair Value *
	(INR)	(INR)	US$
	(In million)
Non-current investments:
Fixed rate Bank of Mauritius notes	7	7	0.1

The Company uses the yield method to estimate the fair value of fixed rate Bank of Mauritius notes by using interest rate as an input. The carrying amount of the Company’s investment in fixed rate Bank of Mauritius notes approximate, their fair values relative to variable interest rates.

* Fair value measurement at reporting date using significant unobservable inputs (Level 3).